Annual Total Returns - Fidelity® International Growth Fund [BarChart] - 10.31 Fidelity International Growth & Total International Equity Retail Combo PRO-08 - Fidelity® International Growth Fund - Fidelity International Growth Fund-Retail Class
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	16.94%
Annual Return 2011	(8.95%)
Annual Return 2012	19.77%
Annual Return 2013	22.18%
Annual Return 2014	(3.13%)
Annual Return 2015	3.93%
Annual Return 2016	(3.30%)
Annual Return 2017	29.56%
Annual Return 2018	(11.51%)
Annual Return 2019	33.96%